UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:  ____
  This Amendment (Check only one.):        [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Dr. Jeffrey R. Jay, M.D.
                 ------------------------------------------------
Address:               165 Mason Street - 3rd Floor
                 ------------------------------------------------
                       Greenwich, CT  06830
                 ------------------------------------------------

13F File Number:  028-12517

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
                 ------------------------------------------------------
Title:
                 ------------------------------------------------------
Phone:
                 ------------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Dr. Jeffrey R. Jay, M.D.         Greenwich, CT        May 15, 2013
------------------------------------   ------------------  --------------------
         [Signature]                      [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         13F File Number                Name

         28-
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
                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2
                                           ---------------
Form 13F Information Table Entry Total:         24
                                           ---------------
Form 13F Information Table Value Total:    $    93,318
                                           ---------------
                                             (thousands)

List of Other Included Managers:        Mr. David Kroin
                                        Great Point Partners, LLC

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              13F File Number         Name

1                028-13262               Mr. David Kroin
2                028-11743               Great Point Partners, LLC

   COLUMN 1                  COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6     COLUMN 7           COLUMN 8
---------------------------  --------   --------   --------   -------------------   ----------    --------   -----------------------
                                                                                                                 VOTING AUTHORITY
                               TITLE                VALUE     SHRS OR  SH/   PUT/   INVESTMENT     OTHER     -----------------------
NAME OF ISSUER               OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION    MANAGERS    SOLE    SHARED    NONE
---------------------------  --------   --------   --------   -------------------   ----------    --------   -----------------------

AMAG PHARMACEUTICALS, INC.     COM     00163U106         4         150  SH         Share-Defined   1,2             150   0      None
ACELRX PHARMACEUTICALS, INC.   COM     00444T100     4,987     966,379  SH         Share-Defined   1,2         966,379   0      None
AVEO PHARMACEUTICALS, INC.     PUT     053588109        94      12,800  SH   PUT   Share-Defined   1,2          12,800   0      None
BIODEL INC.                    COM     09064M204     3,830   1,350,400  SH         Share-Defined   1,2       1,350,400   0      None
CARDIOVASCULAR SYSTEMS INC.    COM     141619106     1,741      85,000  SH         Share-Defined   1,2          85,000   0      None
EXACT SCIENCES CORP.           PUT     30063P105       252      25,700  SH   PUT   Share-Defined   1,2          25,700   0      None
EXACT SCIENCES CORP.           PUT     30063P105       836      85,300  SH   PUT   Share-Defined   1,2          85,300   0      None
EXACT SCIENCES CORP.           PUT     30063P105     1,245     127,000  SH   PUT   Share-Defined   1,2         127,000   0      None
FURIEX PHARMACEUTICAL, INC.    COM     36106P101    17,625     470,240  SH         Share-Defined   1,2         470,240   0      None
HORIZON PHARMACIES INC.        COM     44047T109     4,340   1,601,463  SH         Share-Defined   1,2       1,601,463   0      None
HYPERION THERAPEUTICS INC.     COM     44915N101    23,082     893,961  SH         Share-Defined   1,2         893,961   0      None
MYRIAD GENETICS, INC.          PUT     62855J104     1,779      70,000  SH   PUT   Share-Defined   1,2          70,000   0      None
NEOGENOMICS INC.               COM     64049M209       602     152,920  SH         Share-Defined   1,2         152,920   0      None
ONCOGENEX PHARMACEUTICAL INC.  COM     68230A106     6,948     613,276  SH         Share-Defined   1,2         613,276   0      None
ONCOTHYREON INC.               COM     682324108     1,257     605,774  SH         Share-Defined   1,2         605,774   0      None
PAIN THERAPEUTICS INC.         COM     69562K100     5,759   1,678,906  SH         Share-Defined   1,2       1,678,906   0      None
PALATIN TECHNOLOGIES INC.      COM     696077403     1,200   2,000,000  SH         Share-Defined   1,2       2,000,000   0      None
RTI BIOLOGICS, INC.            COM     74975N105        88      22,365  SH         Share-Defined   1,2          22,365   0      None
STEMLINE THERAPEUTICS INC.     COM     85858C107     3,423     300,000  SH         Share-Defined   1,2         300,000   0      None
TARGACEPT, INC.                COM     87611R306     3,259     761,447  SH         Share-Defined   1,2         761,447   0      None
VANDA PHARMACEUTICALS INC.     COM     921659108     8,369   2,134,829  SH         Share-Defined   1,2       2,134,829   0      None
WRIGHT MEDICAL GROUP, INC.     COM     98235T115       500     200,000  SH         Share-Defined   1,2         200,000   0      None
ZIOPHARM ONCOLOGY INC.         PUT     98973P101       737     402,500  SH   PUT   Share-Defined   1,2         402,500   0      None
MEI PHARMA INC.                COM     55279B202     1,361     157,661  SH         Share-Defined   1           157,661   0      None